Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Equity market risk (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Treasury shares held (in shares)	9,742,968	7,214,000	497,625
Investments securities, BT Shares [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity interest (as a percent)	2.49%			4.00%